Commitments and Contingencies (FY) (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Leases [Abstract]
2021	$ 9,597,000	$ 9,597,000	$ 8,225,436
2022	9,898,000	9,898,000	9,605,487
2023	9,405,000	9,405,000	9,897,648
2024	5,830,000	5,830,000	9,405,482
2025 and beyond	29,732,000	29,732,000	35,561,951
Future minimum lease payments	66,805,000	66,805,000	72,696,004
Rent expense	$ 2,916,000	$ 8,921,000	$ 11,100,000	$ 5,600,000	$ 4,100,000